INVESTMENTS IN UNCONSOLIDATED ENTITIES - NARRATIVE (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 16, 2014 MW	Apr. 30, 2015 USD ($)	Jul. 31, 2014 MW	Dec. 31, 2016 USD ($) MT Bcf	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 27, 2016	Sep. 26, 2016 USD ($)	Sep. 25, 2016	May 31, 2016	Jun. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Oct. 01, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Undistributed earnings of equity method investments				$ 44	$ 299
Ownership percentage of operating partner				50.00%
Equity Method Investments in Joint Ventures, capitalized interest				$ 236	201	$ 167
Current guarantor obligations				$ 43
Indirect economic and beneficial and ownership interest prior to financial completion				37.65%
Equity Method and Other Investments				$ 2,080	2,889
R B S Sempra Commodities [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments				$ 67	67
Rockies Express [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee										25.00%
Payments to acquire equity method investments		$ 113
Cameron LNG [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments					10
Proved developed reserves | Bcf				1.5
Project capacity | MT				13.9
Proved undeveloped reserve | MT				12
Proved undeveloped reserve per day | Bcf				1.7
Equity Method Investments in Joint Ventures, capitalized interest				$ 47	$ 49
Debt amount				$ 7,400
Fair value at origin guarantee obligation associated with cash flow requirements													$ 82
Indirect economic and beneficial and ownership interest after financial completion				10.00%
Weighted average rate prior to project completion				1.59%
Weighted average rate after project completion				1.78%
Notional amount of derivatives											$ 1,500	$ 3,700
Fixed percentage interest rate												3.19%
Percentage of debt hedged by interest rate derivatives				50.00%
Threshold for canceling of hedge, Percent of unamortized principal				50.00%
Other Long Term Debt, Due July 2030 [Member]
Schedule of Equity Method Investments [Line Items]
Completion guarantees				50.20%
Debt instrument, maximum borrowing amount				$ 3,900
Other Project Partners [Member]
Schedule of Equity Method Investments [Line Items]
Completion guarantees				49.80%
LIBOR [Member] | Cameron LNG [Member]
Schedule of Equity Method Investments [Line Items]
Fixed percentage interest rate											3.32%
Sempra Mexico [Member] | Gasoductos De Chihuahua [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee							100.00%	100.00%	50.00%
Equity Method and Other Investments								$ 520
Acquired percentage interest								50.00%
Sempra Mexico [Member] | Infraestructura Marina del Golfo [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee				40.00%
Payments to acquire equity method investments				$ 100
Transportation service contract term				25 years
Sempra Mexico [Member] | TransCanada [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee				60.00%
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee	50.00%
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee	50.00%
Generating capacity (in mw) | MW	155		155
Sempra Mexico [Member] | DEN [Member] | Gasoductos De Chihuahua [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investee								50.00%